GUARANTEE LIABILITIES - Movement of Guarantee Liabilities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)	Jun. 10, 2019 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance of the period		¥ 2,441
Guarantee income (i) (Note 13)	¥ 44,471	126	$ 20	¥ 207,825
Ending balance of the period		179		2,441			$ 28
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Beginning balance of the period						¥ 321,255
Beginning balance of the period	388,307	172		207,997
Fair value of guarantee liabilities upon the inception of new guarantees						405,084
Guarantee liabilities settled						(398,167)
Losses from guarantee liabilities						362,597
Net assets transferred (Note 3)						(302,462)
Guarantee income (i) (Note 13)		(126)		(207,825)	¥ (44,471)
Ending balance of the period	207,997	46		172	207,997	¥ 388,307		¥ 388,307
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Beginning balance of the period		2,269		702,952
Ending balance of the period	702,952	¥ 133		¥ 2,269	702,952
ASU 2016-13 | Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Changes on initial application of ASU 2016-13	¥ (135,839)				¥ (135,839)